CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Class A Ordinary Shares	Class F Common Stock	Additional Paid-In Capital	Accumulated Deficit/Retained Earnings
Beginning Balance at Oct. 22, 2017	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance (in shares) at Oct. 22, 2017		0	0
Proceeds from sale of Class F common stock to sponsor and initial public offering of units	25,000	$ 0	$ 1,078	23,922	0
Proceeds from sale of Class F common stock to sponsor and initial public offering of units (in shares)		0	10,781,250
Net income (loss)	(23,684)				(23,684)
Ending Balance at Dec. 31, 2017	1,316	$ 0	$ 1,078	23,922	(23,684)
Ending Balance (in shares) at Dec. 31, 2017		0	10,781,250
Forfeited Class F Common stock by Sponsor			$ (78)	78
Forfeited Class F Common stock by Sponsor (in shares)			(781,250)
Proceeds from sale of Class F common stock to sponsor and initial public offering of units	400,000,000	$ 4,000		399,996,000
Proceeds from sale of Class F common stock to sponsor and initial public offering of units (in shares)		40,000,000
Sale of 6,666,666 Private Placement Warrants to Sponsor on January 19, 2017 at $1.50 per Private Placement Warrant	10,000,000			10,000,000
Underwriter's discounts	(8,000,000)			(8,000,000)
Offering costs charged to additional paid-in capital	(756,432)			(756,432)
Deferred underwriting compensation	(14,000,000)			(14,000,000)
Class A common stock subject to possible redemption; 38,368,855 shares at a redemption price of $10.00	(383,981,610)	$ (3,840)		(383,977,770)
Class A common stock subject to possible redemption; 38,368,855 shares at a redemption price of $10.00 (in shares)		(38,398,161)
Net income (loss)	1,736,729	$ 2,140,135	$ (403,406)		1,736,729
Ending Balance at Dec. 31, 2018	5,000,003	$ 160	$ 1,000	3,285,798	1,713,045
Ending Balance (in shares) at Dec. 31, 2018		1,601,839	10,000,000
Change in proceeds subject to possible redemption to 38,543,998 shares at redemption value (in shares)		(145,837)
Change in proceeds subject to possible redemption to 38,543,998 shares at redemption value	(1,458,370)	$ (14)		(1,458,356)
Net income (loss)	1,458,376	2,861,626	$ (1,403,250)		1,458,376
Ending Balance at Dec. 31, 2019	$ 5,000,009	$ 146	$ 1,000	$ 1,827,442	$ 3,171,421
Ending Balance (in shares) at Dec. 31, 2019		1,456,002	10,000,000